Employee Benefit Plans (Asset Class) (Details)	12 Months Ended
Dec. 31, 2016
Pension Plan [Member] | Short-term securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	5.00%
Pension Plan [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	35.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	50.00%
Pension Plan [Member] | Equity Securities, Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	12.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	22.00%
Pension Plan [Member] | Equity Securities, Non Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	36.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	50.00%
Non-pension Benefit Plans [Member | Short-term securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	2.00%
Non-pension Benefit Plans [Member | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	40.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	48.00%
Non-pension Benefit Plans [Member | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	50.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	61.00%
United States Postretirement Benefit Plan of US Entity [Member] | Short-term securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	10.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	50.00%
United States Postretirement Benefit Plan of US Entity [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	40.00%
United States Postretirement Benefit Plan of US Entity [Member] | Equity Securities, United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	30.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	60.00%
United States Postretirement Benefit Plan of US Entity [Member] | Equity Securities, Non United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	60.00%